WARRANT LIABILITY (Tables)	9 Months Ended
Sep. 30, 2023
Warrant Liability
SCHEDULE OF RECONCILIATION OF THE WARRANTS MEASURED AT FAIR VALUE USING LEVEL 1 INPUTS

The following table provides a reconciliation of the warrants measured at fair value using Level 1 inputs:

Public warrants
Balance at January 1, 2023	$-
Additions	-
Transfer from Level 2	603,750
Change in fair value	(362,250)
Ending Balance, September 30, 2023	$241,500

SCHEDULE OF BLACK-SCHOLES MODEL ASSUMPTIONS INPUTS	The Black-Scholes model with the following assumptions inputs:
Volatility	124.00%
Risk-free rate	5.18%
Stock price	0.12
Expected life	4.35 – 4.65 years

SCHEDULE OF RECONCILIATION OF THE WARRANTS MEASURED AT FAIR VALUE USING LEVEL 2 INPUTS

The following table provides a reconciliation of the warrants measured at fair value using Level 2 inputs:

	Public warrants	Placement warrants	Debt warrants
Balance at January 1, 2023	$-	-	-
Additions	603,750	39,463	1,812,253
Transfer to Level 1	(603,750)	-	-
Change in fair value	-	(23,310)	(1,517,874)
Ending Balance, September 30, 2023	$-	16,153	294,379

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at December 31, 2022	-	$-	-
Granted	13,109,969	8.31	4.68
Outstanding at September 30, 2023	13,109,969	$8.31	4.68